Financial risk management - Summary of Changes in Loss Allowances (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Financial instruments credit-impaired [member] | Loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning Balance		¥ 1,779	¥ 1,137
Changes due to financial assets recognized
— Financial assets that have been derecognized		(179)	(251)
New financial assets originated or purchased		48	869
Write-offs		(28)
Changes in models/risk parameters			24
Ending Balance		1,620	1,779
Lifetime expected credit losses [member] | Trade And Other Receivables And Contract Assets Including Noncurrent Other Receivables In The Pictures Segment [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning Balance		33,066	27,534
Changes due to financial assets recognized
— Financial assets that have been derecognized		(1,843)	(2,018)
New financial assets originated or purchased		9,408	9,464
Write-offs		(11,936)	(5,990)
Changes in models/risk parameters		(1,400)	643
Foreign exchange and other movements		(448)	3,433
Ending Balance		26,847	33,066
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning Balance		1,502	824
Changes due to financial assets recognized
— Transfer to lifetime expected credit losses		2	1
— Transfer to 12-month expected credit losses		(166)	(106)
— Financial assets that have been derecognized		(156)	(227)
New financial assets originated or purchased		16	823
Changes in models/risk parameters		189	187
Foreign exchange and other movements		0
Ending Balance		1,387	1,502
12-month expected credit losses [member] | Financial instruments credit-impaired [member] | Loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning Balance		277	313
Changes due to financial assets recognized
— Transfer to lifetime expected credit losses		(2)	(1)
— Transfer to 12-month expected credit losses		166	106
— Financial assets that have been derecognized		(23)	(24)
New financial assets originated or purchased		32	45
Changes in models/risk parameters		(217)	(162)
Foreign exchange and other movements		0
Ending Balance		233	277
12-month expected credit losses [member] | Debt securities [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning Balance	[1]	58	61
Changes due to financial assets recognized
— Financial assets that have been derecognized	[1]	(3)	(10)
New financial assets originated or purchased	[1]	9	8
Changes in models/risk parameters	[1]	(3)	(1)
Foreign exchange and other movements	[1]	0	0
Ending Balance	[1]	¥ 61	¥ 58

[1]	For all debt securities, Sony considers that the credit risk has not increased significantly since initial recognition, and therefore the loss allowance is measured at an amount equal to 12-months of expected credit losses.